Collaboration Agreements - Additional Information (Detail)			3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 17, 2020 USD ($) Target	Jan. 02, 2019 USD ($) Target Obligation Candidate	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)	Dec. 31, 2019 USD ($) Obligation
Collaboration Agreements [Line Items]
Number of performance obligations | Obligation		8					8
Revenue from collaboration			$ 954,000	$ 151,000	$ 1,275,000	$ 238,000	$ 388,000
Deferred revenue			64,337,000		64,337,000		55,612,000
Collaboration and License Agreement | Jazz Pharmaceuticals Ireland Limited
Collaboration Agreements [Line Items]
Number of oncogene targets | Target		5
Number of targets | Target		4
Number of clinical trial candidates | Candidate		2
Number of remaining candidates | Candidate		3
Additional milestone payment related to regulatory approval of product		$ 20,000,000
Up-front payment		56,000,000
Collaboration target payment receivable due upon second initiation		10,000,000
Milestone payments eligible to receive		$ 200,000,000
Notice period for termination of agreement		180 days
Collaboration arrangement transaction price measured based on non-refundable and non creditable up-front payment					56,000,000		56,000,000
Variable consideration payable included in transaction price at inception					0		0
Changes in estimate of variable consideration					0		0
Transaction price allocated to performance obligations			56,000,000		56,000,000		56,000,000
Material rights outstanding either exercised or expired			0		0		56,000,000
Revenue from collaboration			200,000	200,000	500,000	200,000	400,000
Deferred revenue			55,100,000	55,600,000	55,100,000	55,600,000	55,600,000
Preclinical development milestone payments eligible to receive		$ 20,000,000
Collaboration and License Agreement | Jazz Pharmaceuticals Ireland Limited | Research and Development
Collaboration Agreements [Line Items]
Cost associated with obligations under arrangement			1,000,000	$ 800,000	2,600,000	$ 1,300,000	2,100,000
Collaboration and License Agreement | Jazz Pharmaceuticals Ireland Limited | License and Services
Collaboration Agreements [Line Items]
Performance obligation unsatisfied			50,600,000		50,600,000		51,100,000
Collaboration and License Agreement | Jazz Pharmaceuticals Ireland Limited | All Other Services
Collaboration Agreements [Line Items]
Performance obligation unsatisfied			4,500,000		4,500,000		$ 4,500,000
Collaboration and License Agreement | Jazz Pharmaceuticals Ireland Limited | ASU 2014-09 | Development and Commercialization License and Associated Research Services
Collaboration Agreements [Line Items]
Option to include additional target additional cost		0
Replacement target additional cost		0
Collaboration and License Agreement | Jazz Pharmaceuticals Ireland Limited | ASU 2014-09 | Research Services
Collaboration Agreements [Line Items]
Option to request additional research program additional cost		0
Collaboration and License Agreement | Jazz Pharmaceuticals Ireland Limited | ASU 2014-09 | Non-GLP Toxicology Studies
Collaboration Agreements [Line Items]
Per backup development candidate cost upon exercise		$ 0
Sarepta Research Agreement
Collaboration Agreements [Line Items]
Up-front payment	$ 7,000,000
Milestone payments eligible to receive	192,500,000
Transaction price allocated to performance obligations	18,000,000
Material rights outstanding either exercised or expired	0		0		0
Revenue from collaboration	$ 8,000,000				800,000
Deferred revenue			9,200,000		9,200,000
Research agreement period	2 years
Number of agreed targets | Target	5
Extended term of option exercise	Dec. 17, 2022
Term of option exercise	Jun. 17, 2022
Up-front and non-refundable cash payments received	$ 10,000,000
Up-front research services prepayment	3,000,000
Collaboration arrangement obligated to remit option exercise payment	12,500,000
Collaboration arrangement obligated options exercised	$ 62,500,000
Additional term of agreement	2 years
Sarepta Research Agreement | Research and Development
Collaboration Agreements [Line Items]
Cost associated with obligations under arrangement					800,000
Sarepta Research Agreement | All Other Services
Collaboration Agreements [Line Items]
Performance obligation unsatisfied			7,000,000		7,000,000
Sarepta Research Agreement | Research License and Services
Collaboration Agreements [Line Items]
Performance obligation unsatisfied			$ 10,200,000		$ 10,200,000
Sarepta Research Agreement | ASU 2014-09
Collaboration Agreements [Line Items]
Up-front payment	$ 7,000,000
Up-front research services prepayment	3,000,000
Aggregate transaction price	18,000,000
Estimation of cost reimbursements	$ 8,000,000